PREFERRED STOCK (Details Narrative) - $ / shares	9 Months Ended
	Apr. 30, 2023	Jul. 31, 2022	Jun. 08, 2022	May 11, 2022
Class of Stock [Line Items]
Preferred stock, shares designated	20,000,000	20,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Common Stock [Member]
Class of Stock [Line Items]
Number of preferred stock convertible				10,000,000
Reddington Partners LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of preferred stock convertible			10,000,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated	1,000
Number of shares converted into common shares	10,000
Voting rights per share	100,000